Federal Tax Liability, Penalties and Interest (Details) - USD ($)	Jan. 08, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Federal Tax Liability, Penalties and Interest
Accrued payroll tax liability		$ 5,850,000	$ 6,230,000	$ 5,400,000
Payment of outstanding federal payroll tax liabilities	$ 500,000